SCHEDULE OF ACCOUNTS RECEIVABLES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Accounts receivable		$ 172,757
Allowance for doubtful accounts
Total		$ 172,757